Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Dividends
The table below summarizes the Series A Preferred Stock dividends reflected in the Company’s Condensed Consolidated Statements of Operations for the six months ended June 30, 2018 (in thousands):

Series A Preferred Stock paid-in-kind	$1,949
Series A Preferred Stock paid or payable in cash	1,948
Series A Preferred Stock dividends	$3,897

The table below summarizes the preferred stock dividends reflected in the Company's consolidated statements of operations for the year ended December 31, 2017 (in thousands):

Series A Preferred Stock paid-in-kind	$5,530
Series A Preferred Stock paid in cash	38
Series A Preferred Stock dividends	5,568
Deemed dividend related to beneficial conversion feature	6,700
Deemed dividend related to conversion to Class A Common Stock	668
Series A Preferred Stock dividends and deemed dividends	$12,936